SCHEDULE OF OTHER COMPREHENSIVE INCOME (LOSS) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Income (losses) during the year	¥ 6,295	¥ 7,656	¥ (7,273)
Income (losses) before tax effect	6,295	7,656	(7,273)
Income (losses) after tax effect	6,295	7,656	(7,273)
Total
Income (losses) during the year	6,295	7,656	(7,273)
Income (losses) before tax effect	6,295	7,656	(7,273)
Income (losses) after tax effect	¥ 6,295	¥ 7,656	¥ (7,273)